Financial Instruments and Risk Management - Disclosure of Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Nov. 01, 2018
Financial assets
Cash	$ 2,958	$ 3,554
Restricted deposits	14,298	12,976	$ 10,000
Amounts receivable and other assets	2,721	3,032
Total financial assets	19,977	19,562
Financial liabilities
Accounts payable and accruals	3,251	3,392
Convertible debt	35,753	18,747
Promissory note	17,695	16,629
Lease liabilities	451	557
Total financial liabilities	57,150	39,325
Financial instrument at amortised cost [Member]
Financial assets
Cash	2,958	3,554
Restricted deposits	555	575
Amounts receivable and other assets	608	650
Total financial assets	4,121	4,779
Financial liabilities
Accounts payable and accruals	2,267	2,620
Convertible debt	35,753	18,747
Promissory note	17,695	16,629
Lease liabilities	451	557
Total financial liabilities	56,166	38,553
Financial instrument at fair value through profit or loss [Member]
Financial assets
Cash	0	0
Restricted deposits	13,743	12,401
Amounts receivable and other assets	2,113	2,382
Total financial assets	15,856	14,783
Financial liabilities
Accounts payable and accruals	984	772
Convertible debt	0	0
Promissory note	0	0
Lease liabilities	0	0
Total financial liabilities	$ 984	$ 772